Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3. FAIR VALUE MEASUREMENTS
The Plan measures, monitors and discloses its assets on a fair value basis in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820 (“ASC 820”),
Fair Value Measurements and Disclosures
. ASC 820 establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access at the measurement date.

Level 2:	Inputs to the valuation methodology include:
•	Quoted prices for similar assets or liabilities in active markets;
•	Quoted prices for identical or similar assets or liabilities in inactive markets;
•	Inputs other than quoted prices that are observable for the asset or liability;
•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Following is a description of the valuation methodologies used for assets measured at fair value:
CIBC common stock
-
Valued at the closing price reported on the active market on which the security is traded.
Short-term investment fund
- The market value of the fund investment was determined using cost or amortized cost, as applicable. Cost or amortized cost approximates the fair value; however, this value is not obtained from a quoted price in an active market.
Registered investment companies
- Valued at the net asset value (“NAV”) of shares held by the Plan at year-end
based on quoted market prices in active markets.
Common/collective trusts
- The Plan holds investments in Common/Collective Trusts (“CCTs”). CCTs publish a daily NAV per unit. The daily NAV is available to participants of the Plan when they log into their online account to view their current balance. CCTs allow participants to make daily redemption requests at the current NAV. The Plan determines that the investments in CCTs have readily determinable fair value because the investments are equity securities in a structure similar to a mutual fund in which the fair values per unit are determined and published and are the basis for current transactions.

The following tables set forth the fair value of the Plan’s assets as of December 31, 2025 and 2024, categorized by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
December 31, 2025
CIBC stock fund
CIBC common stock	$61,082,999	$—	$—	$61,082,999
Short term investment fund	—	285,210	—	285,210
Registered investment companies	788,012,635	—	—	788,012,635
Common/collective trusts	482,754,742	—	—	482,754,742

Total investments, at fair value	$1,331,850,376	$285,210	$—	$1,332,135,586

December 31, 2024
CIBC stock fund
CIBC common stock	$44,296,867	$—	$—	$44,296,867
Short term investment fund	—	159,120	—	159,120
Registered investment companies	684,496,907	—	—	684,496,907
Common/collective trusts	375,358,177	—	—	375,358,177

Total investments, at fair value	$1,104,151,951	$159,120	$—	$1,104,311,071

There were no Level 3 assets and no movements between levels for the year ended December 31, 2025.